S000053331 [Member] Investment Objectives and Goals - ClearBridge Global Infrastructure Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE GLOBAL INFRASTRUCTURE INCOME FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide income and capital appreciation.